EQUITY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
EQUITY TRANSACTIONS
EQUITY TRANSACTIONS

19.  EQUITY TRANSACTIONS

The authorized share capital consisted of 2,000,000,000 ordinary shares at a par value of US$0.00005 per share, of which 1,599,935,000 shares were designated as Class A ordinary shares, 65,000 shares as Class A preference shares and 400,000,000 as Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. The voting power of each Class A preference share is equal to that of 10,000 Class A ordinary shares. The Class A preference shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs and are not entitled to receive dividends.

19.  EQUITY TRANSACTIONS (continued)

The Company’s Board of Directors has appointed Mr. Man San Vincent Law as its Executive Director, effective as of April 5, 2021, and authorized the Company to issue 65,000 Class A preference shares (the “Preference Shares”) at US$1.0 per share, for a total consideration of US$65,000, to Good Luck Capital Limited (“Good Luck”), a company wholly-owned by Mr. Law. Following the issuance of the Preference Shares, Mr. Man San Vincent Law’s aggregate voting power increased from approximately 17.66% to approximately 48.78% (based on the Company’s total outstanding share capital as of June 30, 2022) and assuming issuance of all shares under the Share Exchange Agreement). The following is a summary of the key terms associated with the Preference Shares.

(1)  The voting power of each Preference Share is equal to that of 10,000 Class A ordinary shares of the Company, subject to proportional reduction commensurate with the number of Class A ordinary shares beneficial owned by Good Luck;

(2)  The Preference Shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs;

(3)  The Preference Shares are not entitled to receive dividends;

(4)  If Good Luck transfers the Preference Shares to a third party which is not an affiliate of Good Luck, or when Good Luck ceases to be controlled by any person holding executive office in or being a member of the board of director of the Company, Class A Preference Shares shall cease to have any voting right and

(5)  If Mr. Law ceases to serve as a director of the Company, the Company shall be entitled to redeem the Class A Preference Shares at the original subscription price.

For the six months ended June 30, 2021, 3,508,990 share options were exercised at the exercise prices of US$0.2 per share resulting in the issuance of 3,508,990 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$2,496, and 28,884,300 restricted shares were vested and exercised without exercise prices. For the six months ended June 30, 2021, 85,572,963 Class A ordinary shares were issued for private placement and 56,236,295 Class A ordinary shares were issued for business combinations. As of June 30, 2021, 604,330,240 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.

For the six months ended June 30, 2022, 15,752,320 restricted shares were vested and exercised without exercise price.

On May 31, 2022, 15,752,320 Class A ordinary shares were issued for the asset acquisition. See Note 4 for detailed discussion.

On June 27, 2022, the Company completed a private placement, in which it have offered (1) 11,200,000 ADSs, (2) certain pre-funded warrants to purchase 4,800,000 ADSs (the “Pre-Funded Warrants”) in lieu of the ADSs being offered, and (3) certain warrants including (i) Series A warrants to purchase up to 16,000,000 ADSs (the “Series A Warrants”) and (ii) Series B warrants to purchase up to 16,000,000 ADSs (the “Series B Warrants”) (the Series A Warrants and Series B Warrants are collectively referred as the “Warrants”), to certain institutional investors.  The Warrants are offered together with the ADSs or the Pre-Funded Warrants. The combined purchase price of each ADS and the accompanying Warrants is US$1.00. The combined purchase price of each Pre-Funded Warrant and the accompanying Warrants is US$0.99. Each Pre-Funded Warrant is exercisable for one ADS at an exercise price of US$0.01. The Pre-Funded Warrants have been exercised in full in August 2022.

As of June 30, 2022, 853,869,320 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.